As filed with the Securities and Exchange Commission on May ___, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10475

COUNTRY Mutual Funds Trust
(Exact name of registrant as specified in charter)

1705 N. Towanda Ave., P.O. Box 2020
Bloomington, IL 61702
(Address of principal executive offices) (Zip code)

Paul M. Harmon
Office of the General Counsel
1701 N. Towanda Ave.
Bloomington, IL 61702
(Name and address of agent for service)

1-800-245-2100
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2005

Date of reporting period: March 31, 2005

Item 1. Schedule of Investments.

COUNTRY Mutual Funds - Schedule of Investments March 31, 2005 (unaudited)

COUNTRY Growth Fund

		Shares	Value

COMMON STOCK	86.71%
Consumer Discretionary	10.09%
Dollar General Corporation		80,500	$ 1,763,755
Gentex Corporation		76,000	2,424,400
The Home Depot, Inc.		47,000	1,797,280
Jones Apparel Group, Inc.		60,000	2,009,400
Kohl's Corporation *		37,500	1,936,125
Newell Rubbermaid Inc.		85,000	1,864,900
Target Corporation		40,000	2,000,800
The TJX Companies, Inc.		72,500	1,785,675
Tribune Company		56,000	2,232,720
Williams-Sonoma, Inc. *		51,500	1,892,625
			19,707,680

Consumer Staples	12.22%
Altria Group, Inc.		42,000	2,746,380
The Coca-Cola Company		52,000	2,166,840
CVS Corporation		57,000	2,999,340
Kimberly-Clark Corporation		52,000	3,417,960
The Procter & Gamble Company		61,200	3,243,600
Sara Lee Corporation		107,400	2,379,984
Sysco Corporation		52,000	1,861,600
Unilever NV - NYS		26,000	1,778,920
Wal-Mart Stores, Inc.		65,000	3,257,150
			23,851,774

Energy	11.49%
Apache Corporation		64,400	3,943,212
ChevronTexaco Corporation		45,600	2,658,936
ConocoPhillips		28,000	3,019,520
Diamond Offshore Drilling, Inc.		58,000	2,894,200
Exxon Mobil Corporation		70,000	4,172,000
Halliburton Company		82,000	3,546,500
Schlumberger Limited (1)		31,100	2,191,928
			22,426,296

Finance	12.18%
ACE Limited (1)		45,000	1,857,150
The Allstate Corporation		44,000	2,378,640
American Express Company		43,100	2,214,047
American International Group, Inc.		49,000	2,715,090
The Bank of New York Company, Inc.		55,000	1,597,750
Citigroup Inc.		77,500	3,482,850
JPMorgan Chase & Co.		65,340	2,260,764
MBNA Corporation		67,000	1,644,850
Washington Mutual, Inc.		62,000	2,449,000
Wells Fargo & Company		53,000	3,169,400
			23,769,541

Health	13.04%
Abbott Laboratories		60,400	2,815,848
Baxter International Inc.		63,600	2,161,128
Boston Scientific Corporation *		60,000	1,757,400
Bristol-Myers Squibb Company		65,900	1,677,814
Forest Laboratories, Inc. *		32,000	1,182,400
Johnson & Johnson		47,400	3,183,384
McKesson Corporation		60,000	2,265,000
Medco Health Solutions, Inc. *		57,700	2,860,189
Medtronic, Inc.		32,800	1,671,160
Pfizer Inc.		125,900	3,307,393
Quest Diagnostics Incorporated		24,500	2,575,685
			25,457,401

Industrial	10.99%
American Power Conversion Corporation		94,000	2,454,340
CANON INC. - ADR		40,000	2,144,000
Caterpillar Inc.		32,500	2,971,800
Emerson Electric Co.		27,000	1,753,110
FedEx Corp.		24,300	2,282,985
General Electric Company		160,000	5,769,600
Masco Corporation		65,000	2,253,550
Rockwell Automation, Inc.		32,400	1,835,136
			21,464,521

Materials	2.43%
Alcoa Inc.		64,500	1,960,155
Newmont Mining Corporation		66,000	2,788,500
			4,748,655

Technology	9.22%
Analog Devices, Inc.		35,200	1,272,128
Cisco Systems, Inc.*		108,000	1,932,120
Intel Corporation		102,300	2,376,429
International Business Machines Corporation		21,600	1,973,808
International Rectifier Corporation *		45,900	2,088,450
Microsoft Corporation		150,000	3,625,500
Nokia Oyj - ADR		143,000	2,206,490
QUALCOMM Inc.		37,000	1,356,050
SunGard Data Systems Inc.*		34,000	1,173,000
			18,003,975

Telecommunications	2.71%
ALLTEL Corporation		39,400	2,161,090
UTStarcom, Inc. *		85,000	930,750
Verizon Communications Inc.		61,900	2,197,450
			5,289,290

Utilities	2.34%
Duke Energy Corporation		54,500	1,526,545
Nicor Inc.		41,400	1,535,526
Progress Energy, Inc.		35,900	1,506,005
			4,568,076

TOTAL COMMON STOCK
(cost $117,502,144)			169,287,209

		Principal
		Amount
COMMERCIAL PAPER	10.49%
American Express Credit Corp:
2.670%, 04/06/05		$ 1,000,000	999,629
2.770%, 05/13/05		2,000,000	1,993,537
American General Finance:
2.730%, 04/13/05		2,035,000	2,033,148
The Coca-Cola Company
2.760%, 04/15/05		1,300,000	1,298,605
Ford Credit
2.660%, 04/08/05		3,100,000	3,098,397
General Electric Capital Corporation:
2.620%, 04/04/05		1,140,000	1,139,751
2.670%, 04/11/05		385,000	384,714
2.690%, 04/13/05		1,100,000	1,099,014
LaSalle Bank Corporation
2.750%, 04/18/05		2,750,000	2,746,429
Mortgage Interest
2.720%, 04/11/05		1,650,000	1,648,753
New Center Asset Trust
2.640%, 04/11/05		1,235,000	1,234,094
Toyota Motor Credit Corporation:
2.620%, 04/01/05		750,000	750,000
2.770%, 05/03/05		2,050,000	2,044,952

TOTAL COMMERCIAL PAPER			20,471,023
(cost $20,471,023)
		Shares

MONEY MARKET FUNDS	3.05%
Federated Prime Obligations Fund - Institutional Shares		2,833,274	2,833,274
Harris Insight Money Market Fund - Institutional Shares		60,854	60,854
Janus Money Market Fund - Institutional Shares		3,051,193	3,051,193

TOTAL MONEY MARKET FUNDS
(cost $5,945,321)			5,945,321

TOTAL INVESTMENTS	100.25%
(cost $143,918,488)			195,703,553

LIABILITIES LESS OTHER ASSETS	-0.25%		(479,334)
NET ASSETS	100.00%		$ 195,224,219

* Non-income producing.

(1) Foreign Security.

NYS - New York Shares.

ADR - American Depository Receipt.

COUNTRY Mutual Funds - Schedule of Investments March 31, 2005 (unaudited)

COUNTRY Balanced Fund

		Shares	Value

COMMON STOCK	60.08%
Consumer Discretionary	6.85%
Dollar General Corporation		6,600	$ 144,606
Gentex Corporation		6,000	191,400
The Home Depot, Inc.		5,300	202,672
Jones Apparel Group, Inc.		4,900	164,101
Kohl's Corporation *		3,200	165,216
Newell Rubbermaid Inc.		6,000	131,640
Target Corporation		4,000	200,080
The TJX Companies, Inc.		6,000	147,780
Tribune Company		5,000	199,350
Williams-Sonoma, Inc. *		4,000	147,000
			1,693,845

Consumer Staples	7.49%
Altria Group, Inc.		3,500	228,865
The Coca-Cola Company		4,500	187,515
CVS Corporation		5,000	263,100
Kimberly-Clark Corporation		4,200	276,066
The Procter & Gamble Company		5,000	265,000
Sara Lee Corporation		9,200	203,872
Sysco Corporation		4,100	146,780
Wal-Mart Stores, Inc.		5,600	280,616
			1,851,814

Energy	7.04%
Apache Corporation		5,000	306,150
ConocoPhillips		3,000	323,520
Diamond Offshore Drilling, Inc.		4,800	239,520
Exxon Mobil Corporation		5,300	315,880
Halliburton Company		8,000	346,000
Schlumberger Limited (1)		3,000	211,440
			1,742,510

Finance	9.11%
ACE Limited (1)		4,000	165,080
The Allstate Corporation		3,500	189,210
American Express Company		3,400	174,658
American International Group, Inc.		4,000	221,640
Bank of America Corporation		5,110	225,351
The Bank of New York Company, Inc.		6,700	194,635
Citigroup Inc.		6,093	273,819
JPMorgan Chase & Co.		4,620	159,852
MBNA Corporation		7,000	171,850
Washington Mutual, Inc.		4,500	177,750
Wells Fargo & Company		5,000	299,000
			2,252,845

Health	9.31%
Abbott Laboratories		5,200	242,424
Amgen Inc. *		2,300	133,883
Baxter International Inc.		4,300	146,114
Boston Scientific Corporation *		5,100	149,379
Bristol-Myers Squibb Company		5,900	150,214
Forest Laboratories, Inc. *		3,200	118,240
Johnson & Johnson		4,500	302,220
McKesson Corporation		4,800	181,200
Medco Health Solutions, Inc. *		5,000	247,850
Medtronic, Inc.		2,800	142,660
Pfizer Inc.		9,000	236,430
Quest Diagnostics Incorporated		2,400	252,312
			2,302,926

Industrial	7.09%
American Power Conversion Corporation		8,000	208,880
CANON INC. - ADR		3,500	187,600
Caterpillar Inc.		2,200	201,168
Emerson Electric Co.		2,800	181,804
FedEx Corp.		1,800	169,110
General Electric Company		13,000	468,780
Masco Corporation		5,000	173,350
Rockwell Automation, Inc.		2,900	164,256
			1,754,948

Materials	1.71%
Alcoa Inc.		7,000	212,730
Newmont Mining Corporation		5,000	211,250
			423,980

Technology	7.36%
Cisco Systems, Inc. *		11,800	211,102
First Data Corporation		4,500	176,895
Intel Corporation		10,500	243,915
International Business Machines Corporation		2,400	219,312
International Rectifier Corporation *		5,000	227,500
Microsoft Corporation		13,500	326,295
Nokia Oyj - ADR		12,000	185,160
QUALCOMM Inc.		3,000	109,950
SunGard Data Systems Inc.*		3,500	120,750
			1,820,879

Telecommunications	2.08%
ALLTEL Corporation		4,000	219,400
UTStarcom, Inc. *		8,700	95,265
Verizon Communications Inc.		5,622	199,581
			514,246

Utilities	2.04%
Duke Energy Corporation		8,000	224,080
Nicor Inc.		3,500	129,815
Progress Energy, Inc.		3,600	151,020
			504,915

TOTAL COMMON STOCK
(cost $10,828,438)			14,862,908

		Principal
		Amount

BONDS AND NOTES	33.04%
Asset Backed	2.69%
Banc One Home Equity Trust
7.310%, 06/25/29		$ 16,816	$ 16,803
Chemical Master Credit Card Trust 1
5.980%, 09/15/08		200,000	203,377
Citibank Credit Card Issuance Trust
4.150%, 07/07/17		150,000	140,700
Federal Home Loan Mortgage Corp.
7.150%, 09/25/28		250,000	249,527
Green Tree Financial Corporation
6.870%, 01/15/29		53,851	56,071
			666,478

Auto	0.41%
General Motors Acceptance Corp.
8.875%, 06/01/10		100,000	100,588

Banking	0.90%
Citicorp
7.200%, 06/15/07		100,000	106,447
Inter-American Development Bank
8.875%, 06/01/09		100,000	116,931
			223,378

Finance	1.52%
American Honda Finance Corporation
4.500%, 05/26/09 (Cost $149,681, Acquired 05/18/2004) (4)		150,000	149,657
General Electric Capital Corporation
3.000%, 06/27/18 (3)		250,000	225,142
			374,799

Manufacturing	0.40%
General Electric Company
5.000%, 02/01/13		100,000	99,855

Mortgage Backed	13.09%
Federal Home Loan Bank
4.840%, 01/25/12		98,690	98,197
Federal Home Loan Mortgage Corp.:
10.150%, 04/15/06		9	9
6.000%, 12/15/08		79,795	81,104
4.000%, 11/15/18		300,000	271,705
5.000%, 11/15/18		125,000	123,817
5.000%, 10/15/31		150,000	147,029
7.000%, 07/25/32		137,887	143,700
Federal National Mortgage Association:
5.000%, 02/01/14		397,724	399,423
4.500%, 06/25/18		200,000	191,044
5.500%, 02/01/33		153,049	153,663
6.500%, 02/25/44		137,141	142,495
6.500%, 05/25/44		123,293	126,993
Government National Mortgage Association:
9.500%, 06/15/09		962	1,029
9.500%, 08/15/09		569	609
4.500%, 05/20/14		84,383	83,623
9.000%, 07/15/16		7,911	8,623
4.116%, 03/16/19		99,225	97,854
6.500%, 07/15/29		28,857	30,190
6.000%, 06/15/31		133,584	137,563
6.000%, 02/15/32		72,163	74,287
Morgan Stanley Dean Witter Capital I
5.740%, 12/15/35		200,000	209,600
Mortgage IT Trust
4.250%, 02/25/35		99,843	98,096
Nomura Asset Acceptance Corporation
6.500%, 10/25/34		82,799	84,713
Wachovia Bank Commercial Mortgage Trust:
4.445%, 11/15/35		250,000	245,607
5.411%, 07/15/41		200,000	203,616
Wells Fargo Mortgage Backed Securities Trust
4.454%, 10/25/33		85,631	82,875
			3,237,464

Telephone Utility	1.47%
BellSouth Capital Funding Corp.
6.040%, 11/15/26		200,000	207,968
GTE South, Inc.
6.000%, 02/15/08		150,000	155,109
			363,077

U.S. Government Agencies	6.64%
Federal Home Loan Bank:
2.750%, 04/05/07 (3)		150,000	146,432
3.000%, 03/30/11 (3)		150,000	149,333
4.000%, 07/02/15 (3)		200,000	191,102
4.250%, 06/19/18 (3)		100,000	95,252
4.000%, 06/26/18 (3)		150,000	142,594
4.250%, 06/26/18 (3)		100,000	95,250
4.250%, 07/17/18 (3)		150,000	140,151
4.250%, 07/23/18 (3)		200,000	186,824
Federal Home Loan Mortgage Corp.
6.250%, 03/05/12		300,000	308,683
New Valley Generation IV
4.687%, 01/15/22		192,122	185,686
			1,641,307

U.S. Government Obligations	5.92%
U.S. Treasury Bond:
4.250%, 11/15/13		150,000	147,685
7.500%, 11/15/16		100,000	125,375
U.S. Treasury Note:
6.875%, 05/15/06		200,000	207,289
3.125%, 05/15/07		150,000	147,885
2.750%, 08/15/07		100,000	97,512
2.625%, 05/15/08		100,000	96,062
3.875%, 05/15/09		250,000	247,890
3.375%, 01/15/12 (2)		107,186	120,297
3.000%, 07/15/12 (2)		105,854	116,502
1.875%, 07/15/13 (2)		155,439	158,149
			1,464,646

TOTAL BONDS AND NOTES
(cost $8,136,115)			8,171,592

		Shares
MONEY MARKET FUNDS	6.78%
Federated Prime Obligations Fund - Institutional Shares		769,728	769,728
Janus Money Market Fund - Institutional Shares		906,433	906,433

TOTAL MONEY MARKET FUNDS
(cost $1,676,161)			1,676,161

TOTAL INVESTMENTS	99.90%
(cost $20,640,714)			24,710,661

OTHER ASSETS LESS LIABILITIES	0.10%		24,994

NET ASSETS	100.00%		$ 24,735,655

* Non-income producing.

(1) Foreign Security.

(2) United States Treasury Inflation Index Bond/Note.

(3) Variable rate security. The rate shown is in effect on March 31, 2005.

(4) Restricted under Rule 144A of the Securities Act of 1933.

ADR - American Depository Receipt.

COUNTRY Mutual Funds - Schedule of Investments March 31, 2005 (unaudited)

COUNTRY Tax Exempt Bond Fund

		Principal
		Amount	Value

MUNICIPAL BONDS	95.98%
(Tax Exempt)
Alabama	1.87%
Alabama State Public School and College Authority Revenue Bond
5.000%, 02/01/08		$ 250,000	$ 263,265

Arizona	11.32%
Maricopa County, School District #3 Tempe Elementary
Arizona Unlimited General Obligation
5.000%, 07/01/12		500,000	541,305
Maricopa County, School District #11 Peoria University
Arizona Unlimited General Obligation
5.000%, 07/01/09		500,000	534,450
Maricopa County, School District #93 Cave Creek
Arizona Unlimited General Obligation
6.400%, 07/01/06		500,000	522,375
			1,598,130

California	5.18%
California State Economic Development Unlimited
General Obligation Series A
5.000%, 07/01/10		400,000	434,924
City of Fresno, California Sewer System
Revenue Bond
6.250%, 09/01/14		250,000	296,507
			731,431

Colorado	3.88%
Arapahoe County, School District #5 Cherry Creek
Colorado Unlimited General Obligation
5.500%, 12/15/09		500,000	547,415

Florida	7.52%
Broward County, Florida, Resource
Recovery Revenue Bond
5.375%, 12/01/10		750,000	797,625
Seacoast, Florida Utilities Authority Water and
Sewer Utility Revenue Bond
5.000%, 03/01/08		250,000	263,880
			1,061,505

Georgia	4.26%
Atlanta, Georgia Airport Revenue Bond,
Series A
5.750%, 01/01/11		250,000	275,255
De Kalb County, Georgia Unlimited General Obligation
5.000%, 12/01/11		300,000	326,313
			601,568

Illinois	5.01%
Northwest Suburban Municipal Joint Action
Water Agency Illinois Contract Revenue Bond
6.450%, 05/01/07		400,000	427,948
Regional Transportation Authority Illinois
Limited General Obligation
5.750%, 06/01/11		250,000	279,767
			707,715

Indiana	4.01%
Indiana University Trustee Revenue Bond,
Student Fees
5.700%, 08/01/10		550,000	566,203

Massachusetts	0.75%
Massachusetts State Grant Anticipation
Notes Revenue Bond, Series B
5.000%, 12/15/08		100,000	106,288

Michigan	14.81%
Dearborn Michigan Sewer Unlimited General
Obligation Series B
4.000%, 04/01/11		475,000	486,462
Michigan State Building Authority State Police
Commission Revenue Bond
5.250%, 10/01/10		600,000	654,312
Michigan State Hospital Financing Authority
Ascension Health Credit Revenue Bond
Series A
5.500%, 11/15/06		400,000	416,672
Michigan State Hospital Financing Authority
Ascension Health Credit Revenue Bond
Series A
5.000%, 11/01/11		500,000	532,125
			2,089,571

Missouri	4.48%
Missouri State Environmental Improvement
& Energy Resource Authority Pollution
Control Revenue Bond
5.250%, 12/01/09		250,000	261,737
Missouri State Health and Educational
Facilities Revenue Bond
6.000%, 05/15/07		350,000	370,048
			631,785

New Jersey	1.86%
Essex County, New Jersey Unlimited General
Obligation
5.000%, 08/01/07		250,000	261,827

New York	1.86%
New York City Industrial Development Agency
Civic Facility Revenue Bond
5.000%, 11/15/07		250,000	263,093

North Carolina	1.93%
North Carolina Eastern Municipal Power
Agency System Revenue Bond
7.000%, 01/01/08		250,000	272,320

Oklahoma	1.89%
Oklahoma State Capital Improvement Authority State
Highway Revenue Bond
5.000%, 06/01/09		250,000	267,140

Tennessee	5.30%
Montgomery County Tennessee Unlimited
General Obligation
4.750%, 05/01/13		700,000	747,544

Texas	10.92%
Alvarado, Texas Independent School District
Unlimited General Obligation
6.800%, 02/15/10		420,000	482,257
Houston Texas Utility System Revenue Bond
5.250%, 05/15/10		500,000	541,980
United Independent School District, Texas
Unlimited General Obligation
6.700%, 08/15/08		465,000	516,927
			1,541,164

Utah	3.87%
Iron County, Utah School District
Unlimited General Obligation
5.500%, 01/15/10		500,000	545,925

Washington	2.60%
Washington State Public Power Supply Systems Nuclear
Project #2 Revenue Bond
Series A
5.750%, 07/01/09		335,000	366,862

Wisconsin	2.66%
Wisconsin Housing and Economic Development
Authority Revenue Bond
4.350%, 11/01/09		370,000	375,765
			375,765

TOTAL MUNICIPAL BONDS
(cost $13,269,320)			13,546,516

TAX EXEMPT MONEY MARKET FUNDS	2.70%	Shares
Vanguard Tax-Exempt Money Market Fund		380,494	380,494
Total Tax Exempt Money Market Funds
(cost $380,494)			380,494

TOTAL INVESTMENTS	98.68%
(cost $13,649,814)			13,927,010

OTHER ASSETS LESS LIABILITIES	1.32%		186,437

NET ASSETS	100.00%		$ 14,113,447

COUNTRY Mutual Funds - Schedule of Investments March 31, 2005 (unaudited)

COUNTRY Short-Term Bond Fund

		Principal
		Amount	Value

BONDS AND NOTES	83.21%
Asset Backed	6.66%
Americredit Automobile Receivables Trust:
4.610%, 01/12/09		$ 270,558	$ 272,381
3.480%, 05/06/10		500,000	495,740
Atlantic City Electric Transition Funding, LLC
2.890%, 07/20/10		387,496	379,916
Banc One Home Equity Trust
7.310%, 06/25/29		42,041	42,008
Bank One Issuance Trust
2.984%, 10/15/09 (2)		500,000	500,174
Centerpoint Energy Transition Bond Company
3.840%, 09/15/07		226,682	227,027
Fannaie Mae Grantor Trust
4.261%, 07/26/33		250,000	239,899
Structured Asset Securities Corporation
5.540%, 11/25/32		400,000	400,677
Toyota Auto Receivables Owner Trust
4.000%, 07/15/08		356,956	357,055
TXU Electronic Delivery Transition Bond Company LLC
3.520%, 11/15/11		338,086	332,542
			3,247,419

Corporate Bonds	15.34%
Abbott Laboratories
5.125%, 07/01/04
American Honda Finance Corporation
2.875%, 04/03/06 (Cost $500,000, Acquired 03/21/2003) (1)		500,000	494,234
Baltimore Gas and Electric Company
6.730%, 06/12/12		300,000	326,602
Bank One Corporation
3.073%, 02/27/06 (2)		500,000	501,069
Caterpillar Financial Services Corporation
4.750%, 05/15/06		400,000	400,184
Central Telephone Company
7.040%, 09/21/07		500,000	526,823
FPL Group Capital Inc.
4.086%, 02/16/07		450,000	448,894
Gannett Co., Inc.
4.950%, 04/01/05		500,000	500,000
General Motors Acceptance Corporation
5.625%, 05/15/09		400,000	364,909
GTE South, Inc.
6.000%, 02/15/08		500,000	517,029
Marshall & Ilsley Bank
2.900%, 08/18/09		245,455	236,660
Merrill Lynch & Co., Inc.
3.770, 03/12/07 (2)		1,000,000	991,400
Rowan Companies, Inc.
5.880%, 03/15/12		985,000	1,022,489
U.S. Central Credit Union
2.700%, 09/30/09		409,091	395,587
U.S. Trade Funding Corp
4.260%, 11/15/14 (Cost $345,916, Acquired 12/14/04 ) (1)		347,545	339,287
USAA Capital Corporation
3.130%, 12/15/05 (Cost $400,000, Acquired 12/05/2002) (1)		400,000	398,082
			7,463,249

Mortgage Backed	36.56%
Banc of America Commercial Mortgage Inc.
4.334%, 06/11/35		236,752	237,499
Federal Home Loan Bank
4.840%, 01/25/12		394,760	392,786
Federal Home Loan Mortgage Corp.:
5.500%, 12/15/05		98,434	98,967
5.500%, 03/01/09		146,053	148,700
2.478%, 05/15/10		500,000	485,869
6.000%, 11/15/11		389,329	395,829
6.900%, 03/15/13		341,635	346,764
4.500%, 05/01/13		980,492	967,732
5.500%, 10/01/14		198,730	203,040
6.500%, 03/01/15		199,808	209,084
Federal National Mortgage Association:
6.500%, 03/01/08		141,701	146,382
5.000%, 03/01/10		210,585	212,157
5.000%, 03/01/13		295,007	296,268
4.500%, 04/01/13		321,347	318,432
5.000%, 04/01/13		254,948	256,038
5.000%, 05/01/13		470,792	472,803
5.500%, 06/01/13		215,575	220,842
4.500%, 09/01/13		381,545	378,084
5.500%, 10/01/13		516,810	529,436
5.000%, 02/01/14		596,585	599,135
3.500%, 02/25/15		287,469	284,602
6.500%, 05/01/19		184,527	192,587
4.544%, 01/01/20		469,137	468,529
4.060%, 03/25/33		62,549	62,413
4.205%, 05/01/34		492,634	482,181
6.500%, 02/25/44		342,854	356,238
6.500%, 05/25/44		410,976	423,310
First Nationwide Trust
6.750%, 10/21/31		308,930	311,428
First Union National Bank Commercial Mortgage
5.196%, 08/15/33		283,605	286,002
GE Capital Commercial Mortgage Corporation
5.033%, 12/10/35		550,930	557,507
Government National Mortgage Association:
4.104%, 03/16/18		970,429	959,073
4.116%, 03/16/19		496,126	489,271
4.031%, 01/16/21		697,735	685,230
4.130%, 02/16/27		748,322	736,741
Master Adjustable Rate Mortgages Trust
3.818%, 04/21/34		474,836	468,470
Mortgage IT Trust
4.250%, 02/25/35 (2)		449,295	441,432
Nomura Asset Acceptance Corporation
6.500%, 10/25/34		455,393	465,921
Salomon Brothers Mortgage Securities VII:
7.298%, 07/18/33		59,674	59,576
3.222%, 03/18/36		253,227	250,546
Small Business Administration Participation Certificates
3.530%, 05/01/13		486,743	472,623
Wachovia Bank Commercial Mortgage Trust
3.003%, 04/15/35		394,139	383,459
Washington Mutual:
4.143%, 01/25/33		526,068	519,858
3.177%, 09/25/33		650,000	639,898
Wells Fargo Mortgage Backed Securities Trust:
5.500%, 02/25/18		400,000	402,252
4.453%, 10/25/33		492,380	476,532
			17,791,526
U.S. Government Agencies	15.56%
Federal Home Loan Bank:
2.750%, 04/05/07 (2)		700,000	683,350
3.250%, 07/28/09		600,000	593,175
3.000%, 03/30/11 (2)		750,000	746,666
3.500%, 01/30/14 (2)		700,000	691,957
4.000%, 02/27/14 (2)		700,000	694,326
Federal Home Loan Mortgage Corp.:
2.375%, 02/15/07		500,000	485,883
4.250%, 05/04/09		600,000	594,098
Federal National Mortgage Association
3.125%, 07/15/06		500,000	495,707
Overseas Private Investment Company:
2.410%, 06/15/09		700,000	688,401
3.420%, 01/15/15		354,375	334,481
Private Export Funding
7.650%, 05/15/06		1,500,000	1,562,777
			7,570,821

U.S. Government Obligations
U.S. Treasury Note:	9.09%
1.250%, 05/31/05		1,475,000	1,471,485
2.375%, 08/31/06		2,000,000	1,965,156
3.375%, 02/28/07		750,000	744,521
3.125%, 09/15/08		250,000	242,735
			4,423,897

TOTAL BONDS AND NOTES
(cost $40,906,599)			40,496,912

COMMERCIAL PAPER	13.77%
American Express Credit Corp
2.770%, 05/13/05		994,000	990,788
Ford Credit
2.660%, 04/08/05		2,400,000	2,398,759
General Electric Capital Corporation
2.660%, 04/06/05		235,000	234,913
LaSalle Bank Corporation
2.750%, 04/18/05		1,120,000	1,118,546
Mortgage Interest
2.720%, 04/11/05		500,000	499,622
New Center Asset Trust
2.640%, 04/11/05		500,000	499,633
Toyota Motor Credit Corporation
2.770%, 05/03/05		960,000	957,636
(cost $6,699,897)			6,699,897

		Shares
MONEY MARKET FUNDS	2.65%
Federated Prime Obligations Fund - Institutional Shares		1,288,644	1,288,644

TOTAL MONEY MARKET FUNDS
(cost $1,288,644)			1,288,644

TOTAL INVESTMENTS	99.63%
(cost $48,895,140)			48,485,453

OTHER ASSETS LESS LIABILITES	0.37%		177,990

NET ASSETS	100.00%		$ 48,663,443

(1) Restricted under Rule 144A of the Securities Act of 1933.

(2) Variable rate security. The rate shown is in effect on March 31, 2005.

COUNTRY Mutual Funds - Schedule of Investments March 31, 2005 (unaudited)

Bond Fund

		Principal
		Amount	Value

BONDS AND NOTES	84.55%

Asset Backed	3.95%
California Infrastructure PG & E - 1
6.420%, 09/25/08		$ 456,941	$ 466,736
Citibank Credit Card Issuance Trust
4.150%, 07/07/17		200,000	187,600
Federal Home Loan Mortgage Corp.
7.150%, 09/25/28		500,000	499,053
Green Tree Financial Corporation
6.870%, 01/15/29		107,703	112,143
PG&E Energy Recovery Funding LLC
4.470%, 12/25/14		400,000	390,566
TXU Electric Delivery Transition Bond Company LLC
3.520%, 11/15/11		241,490	237,530
			1,893,628

Corporate Bond	22.31%
American General Finance Corporation
5.750%, 03/15/07		400,000	410,716
American Honda Finance Corporation
4.500%, 05/26/09 (Cost $299,361, Acquired 05/18/04) (1)		300,000	299,314
ASIF Global Financing XIX
4.900%, 01/17/13 (Cost $249,218, Acquired 01/10/03) (1)		250,000	248,673
Baltimore Gas and Electric Company
6.730%, 06/12/12		350,000	381,036
Bank of America Corporation
6.975%, 03/07/37		250,000	293,243
Bank One Corporation
3.073%, 02/27/06 (3)		500,000	501,070
Canadian National Railway Company
6.450%, 07/15/06 (3) (4)		400,000	411,152
Central Illinois Public Service Co.
7.610%, 06/01/17		300,000	321,154
Citicorp
7.200%, 06/15/07		250,000	266,116
CSX Corporation
6.420%, 06/15/10		250,000	266,690
CSX Transportation, Inc.
6.500%, 04/15/14		600,000	649,330
Daimler-Chrysler NA Holding Co.
4.750%, 01/15/08		250,000	248,816
Delta Air Lines, Inc.:
6.417%, 07/02/12		200,000	208,036
6.718%, 01/02/23		166,152	172,816
FedEx Corp.
6.720%, 01/15/22		334,420	376,337
Florida Power Corporation
4.800%, 03/01/13		300,000	295,224
Ford Motor Credit Company
7.200%, 06/15/07		300,000	305,968
General Electric Capital Corporation:
6.500%, 11/01/06		300,000	311,395
3.000%, 06/27/18 (3)		400,000	360,228
General Electric Company
5.000%, 02/01/13		300,000	299,564
General Motors Acceptance Corporation
6.750%, 01/15/06		500,000	503,481
GTE South, Inc.:
6.125%, 06/15/07		200,000	207,241
6.000%, 02/15/08		400,000	413,623
Halliburton Company
6.750%, 02/01/27		100,000	112,435
Madison Gas & Electric
6.020%, 09/15/08		300,000	312,869
Merck & Co. Inc.
5.760%, 05/03/37		200,000	214,123
Northwest Airlines Inc.
7.935%, 04/01/19		565,717	616,843
Perforadora Centrale
5.240%, 12/15/18		373,333	377,765
Suntrust Capital II
7.900%, 06/15/27		200,000	216,159
Union Pacific Railroad Company
6.630%, 01/27/22		400,000	439,511
Vessel Management Services Inc.
4.960%, 11/15/27		368,000	358,167
Wisconsin Bell, Inc.
6.350%, 12/01/26		300,000	307,715
			10,706,810

Foreign Government	0.86%
Province of Ontario
5.500%, 10/01/08 (4)		400,000	415,054

Mortgage Backed	32.12%
Federal Home Loan Bank
4.840%, 01/25/12		394,760	392,786
Federal Home Loan Mortgage Corp.:
7.000%, 03/01/12		258,198	271,445
6.500%, 03/01/15		199,808	209,084
5.000%, 11/15/18		600,000	594,321
6.500%, 10/01/29		359,569	374,487
5.000%, 10/15/31		400,000	392,077
Federal National Mortgage Association:
5.000%, 02/01/14		715,902	718,961
4.500%, 06/25/18		1,250,000	1,194,026
5.500%, 02/01/33		382,622	384,158
6.500%, 02/25/44		342,854	356,238
6.500%, 05/25/44		410,976	423,310
Government National Mortgage Association:
4.500%, 05/20/14		337,533	334,494
4.104%, 03/16/18		582,258	575,444
4.116%, 03/16/19		496,126	489,271
4.031%, 01/16/21		598,059	587,340
6.500%, 04/15/26		214,284	224,629
8.000%, 07/15/26		129,422	139,612
6.500%, 07/15/29		163,628	171,185
7.500%, 11/15/29		143,774	154,265
6.000%, 06/15/31		1,068,538	1,100,366
6.000%, 02/15/32		168,379	173,336
5.000%, 01/15/33		1,592,842	1,574,083
4.920%, 05/16/34		600,000	591,126
Heller Financial Commercial Mortgage
7.750%, 01/17/34		400,000	447,837
JP Morgan Commercial Mortgage Finance Corp.:
7.088%, 09/15/29		469,383	491,433
5.050%, 12/12/34		300,000	301,750
Merrill Lynch Mortgage Investors, Inc.
7.370%, 11/15/31		40,258	40,219
Morgan Stanley Capital I
6.760%, 03/15/32		137,056	142,601
Mortgage IT Trust
4.250%, 02/25/35 (3)		449,295	441,432
Nomura Asset Acceptance Corporation:
6.500%, 03/25/34		207,183	214,628
6.500%, 10/25/34		331,195	338,852
Small Business Administration Participation Certificates
4.640%, 05/01/23		645,870	634,061
Vendee Mortgage Trust
5.750%, 11/15/32		200,000	206,325
Wachovia Bank Commercial Mortgage Trust
5.411%, 07/15/41		250,000	254,520
Wells Fargo Mortgage Backed Securities Trust
4.453%, 10/25/33		492,380	476,532
			15,416,234

Municipal	1.22%
Kentucky State Property & Buildings Community Revenue Bond
5.100%, 10/01/15		500,000	497,990
Wisconsin State Unlimited General Obligation
6.550%, 11/01/05		85,000	86,238
			584,228

U.S. Government Agencies	13.74%
Federal Farm Credit Bank
6.690%, 09/08/10		500,000	549,889
Federal Home Loan Bank:
3.250%, 07/28/09 (3)		400,000	395,450
3.250%, 07/09/13 (3)		250,000	239,033
3.500%, 01/30/14 (3)		300,000	296,553
4.000%, 07/02/15 (3)		700,000	668,857
4.000%, 12/30/15 (3)		200,000	189,077
4.000%, 03/30/16 (3)		150,000	145,198
4.250%, 06/19/18 (3)		300,000	285,755
4.000%, 06/26/18 (3)		350,000	331,442
4.000%, 06/26/18 (3)		425,000	404,016
4.250%, 06/26/18 (3)		600,000	571,499
4.000%, 07/09/18 (3)		200,000	186,325
4.250%, 07/17/18 (3)		350,000	327,019
Federal Home Loan Mortgage Corp.
6.250%, 03/05/12		800,000	823,154
Federal National Mortgage Association:
3.125%, 07/15/06		300,000	297,424
4.750%, 02/21/13		300,000	294,251
New Valley Generation IV
4.687%, 01/15/22		336,214	324,951
Private Export Funding
5.685%, 05/15/12		250,000	263,874
			6,593,767

U.S. Government Obligations	10.35%
U.S. Treasury Bond
2.375%, 01/15/25 (2)		403,880	434,426
U.S. Treasury Note:
3.375%, 02/15/08		500,000	492,500
3.875%, 05/15/09		500,000	495,781
3.500%, 02/15/10		500,000	485,293
4.000%, 03/15/10		300,000	297,656
3.000%, 07/15/12 (2)		1,270,248	1,398,021
1.875%, 07/15/13 (2)		310,878	316,298
2.000%, 01/15/14 (2)		360,514	369,009
4.250%, 11/15/14		300,000	293,801
4.000%, 02/15/15		400,000	384,312
			4,967,097

TOTAL BONDS AND NOTES
(cost $40,049,543)			40,576,818

COMMERCIAL PAPER	10.06%
American Express Credit Corp
2.770%, 05/13/05		691,000	688,767
Ford Credit
2.660%, 04/08/05		2,000,000	1,998,965
LaSalle Bank Corporation
2.750%, 04/18/05		125,000	124,838
Mortgage Interest
2.720%, 04/11/05		1,100,000	1,099,169
Prudential Funding Corporation
2.770%, 04/13/05		915,000	914,155
TOTAL COMMERCIAL PAPER
(cost $4,825,894)			4,825,894

MONEY MARKET FUNDS	4.73%	Shares
Federated Prime Obligations Fund - Institutional Shares		546,609	546,609
Janus Money Market Fund - Institutional Shares		1,724,555	1,724,555
TOTAL MONEY MARKET FUNDS
(cost $2,271,164)			2,271,164

TOTAL INVESTMENTS	99.34%
(cost $47,146,601)			47,673,876

OTHER ASSETS LESS LIABILITIES	0.66%		318,456

NET ASSETS	100.00%		$ 47,992,332

(1) Restricted under Rule 144A of the Securities Act of 1933.

(2) United States Treasury Inflation Index Bond/Note.

(3) Variable rate security. The rate shown is in effect on March 31, 2005.

(4) Foreign Security.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) COUNTRY Mutual Funds Trust

By (Signature and Title) /s/ Philip T. Neslson
Philip T. Nelson, President

Date May 11, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Philip T. Nelson
Philip T. Nelson, President

Date May 11, 2005

By (Signature and Title) /s/ William J. Hanfland
William J. Hanfland, Treasurer

Date May 10, 2005